Activa
Semiannual Report
June 30, 2000



Activa Money Market Fund
   Sub-Adviser: JP Morgan Investment
   Management, Inc.

Activa Intermediate Bond Fund
   Sub-Adviser: Van Kampen Management, Inc.

Activa Value Fund
   Sub-Adviser: Wellington Asset Management, LLP

Activa Growth Fund
   Sub-Adviser: State Street Research &
   Management Company

Activa International Fund
   Sub-Adviser: Nicholas-Applegate
   Capital Management

A selection of stock, bond, and money market funds, managed by professional advisers, which are designed to help investors meet their financial goals.


LOGO: ACTIVA Mutual Funds

Activa Mutual Funds Semiannual Report
Contents

                                                                            Page

Shareholder Letter                                                             1

Activa Money Market Fund                                                       2

Activa Intermediate Bond Fund                                                  2

Activa Value Fund                                                              3

Activa Growth Fund                                                             3

Activa International Fund                                                      4

Schedule of Investments

   Activa Money Market Fund                                                    5

   Activa Intermediate Bond Fund                                               7

   Activa Value Fund                                                          10

   Activa Growth Fund                                                         16

   Activa International Fund                                                  19



                                                                            Page

Statement of Assets and Liabilities                                           24

Statement of Operations                                                       25

Statement of Changes in Net Assets                                            26

Notes to Financial Statements                                                 28



Financial Highlights                                                          32




LOGO: ACTIVA Mutual Funds

Activa Mutual Funds
2905 Lucerne SE, Suite 200
Grand Rapids, Michigan 49546
(616) 787-6288 (800) 346-2670

www.activafunds.com

Semiannual Report

DEAR SHAREHOLDER

I am pleased to provide you with the Activa Mutual Funds Semi-Annual Report to Shareholders for the period ending June 30, 2000. The first half of 2000 was characterized by high volatility in the capital markets.

Stock markets lacked direction, with daily movements of over 2% both up and down becoming common. While the economy and corporate earnings remained strong, fears of rising interest rates and high valuations in the technology and telecommunications sectors caused stock markets to remain flat or down for the first six months of the year. The same elements influencing US markets spilled over to international markets, which ended the first half of the year down as well.

Bond markets fared better than stocks, posting small positive returns through the end of June, despite several interest rate hikes by the Federal Reserve during the first half of the year. Signs that the Fed's interest rate hikes were beginning to slow the economy began to emerge in June. However, it remains to be seen if this economic slowdown will be short-lived and if inflation remains a threat.

Markets will probably remain volatile until investors are comfortable that the economy is not growing at an inflationary pace. For specific details on how your Funds performed over the last six months, please review the performance discussion in the following pages.

The recent volatility in capital markets is a good example of why a diversified portfolio (also called asset allocation) is the best strategy for reducing risk. An asset allocation strategy invests funds in different asset classes, such as cash, bonds, US stocks and international stocks, in one portfolio. As these asset classes rise and fall independent of each other, gains in one asset class can offset losses in another.

For example, during the last half of 1999, growth stocks soared while bonds declined. An investor holding both bonds and stocks could have offset losses in bonds with gains from stocks. During the first half of 2000, however, bonds rose and growth stocks declined. That same investor could have offset losses in growth stocks with gains in bonds. While this example only covers a one-year period, the cumulative effect over the long term is that a diversified portfolio has the potential to reduce the volatility of returns.

The Activa Funds have been especially designed to provide you with a diverse family of funds so that you can implement an asset allocation strategy to suit your investment objectives. If you have not already visited our website at www.activafunds.com, I urge you to do so and explore some of the investment tools provided. The questionnaires and calculators on our site will assist you in identifying your investment goals, and help you formulate your investment strategy.

We continue to evaluate new ideas to provide our shareholders with more investment education, fund information and convenience. Thank you for your continued support of the Activa Funds.

Sincerely


/s/ James J. Rosloniec


James J. Rosloniec
President

                                         ACTIVA Mutual Funds Semiannual Report 1

ACTIVA Money Market Fund -- J.P. Morgan Investment Management, Inc.

During the first quarter of 2000 the Federal Reserve remained vigilant in its efforts to slow the U.S. economy, and the U.S. treasury announced that it would institute a buyback program of longer-dated securities, reduce issuance, and review the federal guarantee of Government Sponsored Entities (GSE's), or agencies. The U.S. treasury curve flattened dramatically under these influences. Spreads on non-treasury sectors came under pressure on the widening gap between treasury and corporate supply. Additional pressure on spreads came in the form of aggressive borrowing spurred on by productivity growth, putting upward pressure on borrowing rates at the same time treasury yields were falling.

Strong economic data continued into April and the Federal Reserve responded with a 50 basis point rate hike at the May FOMC meeting. A combination of corporate bond rates approaching their 1994 highs, along with a lower equity market and a vigilant Fed, have all conspired to dampen economic activity. The underperformance of credit products continued into May as the Fed continued to raise rates. Spreads did rally briefly after the 50 basis point rate hike, but retreated on a month of record investment grade supply in June. Short dated asset backed and CMBS securities were the outliers as they performed well largely on low fixed rate supply. The U.S. treasury curve has disinverted in response and the two year note is now trading through the fed funds target of 6.5%. The environment for spread product has also improved as market sentiment suggests the FOMC is on hold for the near term.

For the six month period ending June 30, 2000, the Activa Money Market Fund returned 2.81%. The barbell construction of the portfolio was maintained during the first half of 2000. A significant portion of the maturities are invested in short-dated securities while we look to opportunistically purchase longer maturities on price declines. The significant concentration in floating rate notes and allocation to asset-backed commercial paper directly attribute to the excellent performance of the portfolio.

We will continue to look to add to our asset-backed holdings and modestly extend the weighted average maturity of the portfolio as we believe economic data will continue to point to a soft landing for the U.S. economy.


ACTIVA Intermediate Bond Fund -- Van Kampen Management, Inc.

For the first six months of 2000, the bond market total return moved back into positive territory despite the continued Federal Reserve Board tightening. The bond market benefited from the larger than expected US budget surplus and subsequent Treasury debt re-purchase. In addition, the Federal Reserve Board's tightening action provided comfort that future inflation will not materialize. Both of these events led to significant declines in long term interest rates. At June 30, 2000 the 30-year U.S. Treasury yield stood at 5.90% versus 6.48% at year-end 1999.

The Activa Intermediate Bond Fund generated a total return of 2.83% versus the Lehman Brothers Aggregate Index return of 3.99% for the six months ended June 30, 2000. For the same six-month period, U.S. Treasuries returned 5.37%. In contrast to 1999, US Treasuries outperformed the non-Treasury sector for the first six months of 2000. The mortgage, agency, asset-backed and corporate sectors returned 3.67%, 3.58%, 3.35% and 2.68%, respectively.

As of June 30, 2000, the Activa Intermediate Bond Fund had a duration of 4.9 years, which was comparable to the 4.9-year duration of the Fund's benchmark, the Lehman Brothers Aggregate Bond Index. With respect to relative sector weightings, the Fund held overweight positions in the mortgage, asset-backed and corporate bond sectors while maintaining underweight positions in the agency and treasury sectors. We anticipate maintaining the current posture as we enter the second half of 2000. Yield premiums in the non-treasury sector remain attractive and present attractive total return opportunities.

2 ACTIVA Mutual Funds Semiannual Report

ACTIVA Value Fund -- Wellington Asset Management, LLP

During the first half of 2000, the Activa Value Fund outperformed its Russell 1000 Value benchmark by 2.4%. The Fund returned -1.8% versus the benchmark's return of -4.2%.

Most equity markets posted positive results early in the year, with small cap stocks outperforming large cap stocks, and growth investment styles outperforming their value counterparts.

Strong relative results achieved by the Fund during the first half of 2000 came from positive stock selection in 9 out of 11 sectors, most notably in Information Technology, Consumer Discretionary, and Health Care. Adverse results were primarily due to poor stock selection in the Utilities sector, where the Fund's holdings in telephone utilities detracted from performance.

We continue to seek broad diversification across economic sectors as a central tenet of the Fund's investment strategy. We believe we are approaching the end of rate hikes by the Federal Reserve, as there have been signs of slowing in the US economy. In this tightening interest rate environment, we remain bullish on the outlook for the large cap value sector and continue to look for opportunities in large cap stocks that represent value through active portfolio management.


ACTIVA Growth Fund -- State Street Research & Management Company

Through June 30, the Activa Growth Fund had a .18% return vs. the S&P500 which was down -0.42%. The year began with an extension of the fourth quarter's strong rally lead by the so-called "new economy" stocks (technology, biotechnology, telecommunications, and internet- related companies). This rally was interrupted in mid March by good old fashioned interest rate fears and valuation concerns. A powerful correction brought many "new economy" stocks down (some with bear market like price declines), and leadership broadened away from previous market leaders.

By June, investors had started thinking about a slowing U.S. economy. That raised hopes that the Federal Reserve might be nearing the end of its pattern of raising the federal funds rate. Consistent with this, the Fed did not increase rates at its June meeting and the market bottomed and began a recovery from its lows representing a third trend reversal in stock price direction this year.

In this volatile environment, we have pursued a balanced portfolio structure reducing significant sector over weights and focusing our efforts on those individual companies that have, in the opinion of State Street Research's equity analysts, highly visible prospects for delivering strong, consistent earnings growth during a transition period for the economy. With respect to the portfolio's investment returns, the volatility in the markets particularly in May and June left the portfolio with returns ahead of the S&P 500 year to date. As we moved through July, the strong earnings growth characteristics of the portfolio paid off and returns are again (December 31 through July 31) further above the market.

                                         ACTIVA Mutual Funds Semiannual Report 3

ACTIVA International Fund -- Nicholas Applegate Capital Management

During the first six months of 2000, equities overseas moved in tandem with the USmarket, falling in response to concerns over rising interest rates, inflation, and lofty valuations among technology stocks. The MSCI EAFE Index declined over 4% during this period.

Investor optimism over a resurgence in economic growth contributed to a 26.5% advance for Japanese stocks during the period, as measured by the MSCI Japan Index. However, in the first half of 2000, Japanese equities languished over concerns about the sustainability of the budding economic recovery. European stocks produced strong results during the period, particularly bourses in Finland, Sweden, and France. Equity markets benefited from structural reform, growth in the technology and telecommunications sectors, and economic expansion. Amid a pick-up in GDP growth in many countries, the European Central Bank raised interest rates a total of 1.75% on five separate occasions during the fiscal year.

The Activa International Equity portfolio declined 12.6% for the first half of 2000, underperforming the MSCI EAFE Index which was down 4% for the period. This is despite the fund's strong comeback during June.

Stock selection in Singapore, Canada and Sweden helped performance, especially during June. However selection in Japan, the U.K. and the Netherlands negatively impacted the portfolio. The underweighted position of the portfolio in the U.K. relative to the MSCI EAFE detracted from performance during the first half of the year.

Over the course of the fiscal year, on a stock-by-stock basis, we modestly increased the portfolio's exposure to Europe while paring back holdings in the Pacific Rim. We significantly increased our exposure to technology stocks, demonstrating our belief in the sector's long-term growth potential. At the same time, we trimmed holdings in the manufacturing, building materials, and commodities industries.

International markets remain a source of attractive investment opportunities. In Europe, productivity is rising and the economy is being transformed by a restructuring wave that stands to boost corporate profits. Positive factors for Japan include the developing technology industry and rising corporate confidence, which results in increased capital equipment spending. And as aging populations in both Europe and Japan plan for retirement, the demand for equities should strengthen.

4 Activa Mutual Funds Semiannual Report

ACTIVA Schedule of Investments
MONEY MARKET FUND 6/30/00 (Unaudited)

                                                                             % OF          SHARES OR                 MARKET
     SECURITY DESCRIPTION                                             INVESTMENTS          PAR VALUE                  VALUE
     -----------------                                               ------------        -----------        ---------------
CERTIFICATES OF DEPOSIT                                                     26.2%
     ABBEY NAT'L CD 6.47% 01/10/01                                                           500,000                499,874
     BYRSCHE YCD 5.93% 10/02/00                                                            1,000,000                999,555
     BYRSCHE YCD MTHY 6.57% 12/15/00                                                       3,000,000              2,998,836
     DETCHBK 6.19% YCD 12/01/00                                                            5,000,000              4,998,602
     LANDBK, 7.14% 05/08/01                                                                1,000,000                999,940
     LLOYDS BNK, 7.2% 06/15/01                                                             1,000,000                999,729
     RABOBANK YCD, 6.66% 03/09/01                                                          1,000,000                999,674
     UNION BK YANKEE 6.24% 12/04/00                                                        2,000,000              1,999,389
     UNION BK YANKEE 6.39% 12/21/00                                                        1,500,000              1,499,662
     BNK AMERICA CD 6.75% 08/17/00                                                         3,000,000              3,000,000
     BANC ONE CD 5.93% 10/02/00                                                            2,500,000              2,499,569
     CA IMP BNK, 7.42% 06/04/01                                                            1,000,000                999,738
     COMMRZBNK CD FRN 6.59% 03/01/01                                                       3,000,000              2,999,026
     WESTDEUTSCH FRCD 6.57% 03/23/01                                                       2,000,000              1,999,292
                                                                                                            ---------------
                                                                                                                 27,492,886
                                                                                                            ---------------

COMMERCIAL PAPER                                                            30.1%
     FMCC, 6.53% 07/20/00                                                                  1,000,000                996,554
     FRST BOSTON 5.65% 08/21/00                                                            2,000,000              1,981,158
     FRST BOSTON, DPN 6.52% 07/10/00                                                       1,000,000                998,370
     UNBNK SWIS, 6.88% 04/30/01                                                              750,000                749,882
     US BANK MINN FRN 6.63% 04/04/01                                                       1,000,000                999,671
     GE CAPITAL, FRN, 6.22% 01/02/01                                                       3,000,000              3,000,000
     WSC ENERGY, 6.6% 07/18/00                                                             1,000,000                996,902
     ALPNE SCRTZN 6.6% 07/25/00                                                            1,000,000                995,600
     CIT GROUP DLY FLT 6.60% 2/14/01                                                       1,000,000                999,450
     EDISON 6.59% 07/26/00                                                                 1,000,000                995,424
     EDISON, 6.6% 08/01/00                                                                 1,000,000                994,317
     RECVLBS CAP 6.54% 07/10/00                                                            2,000,000              1,996,730
     REC CAPITAL, 6.6% 07/25/00                                                            1,000,000                995,600
     TRIDENT CAP 6.55% 07/11/00                                                            1,000,000                998,179
     GENERAL MILLS 6.68% 2/9/01                                                            1,000,000                999,726
     BAVARIA TRR, DCP 6.55% 07/11/00                                                       1,000,000                998,180
     QUEBEC, 6.67% 12/14/00                                                                2,000,000              1,938,442
     NTNWD BLDNG 6.6% 09/14/00                                                             2,000,000              1,972,500
     HD REAL ESTATE 6.8% 11/21/00                                                          1,000,000                972,989
     AT&T, 6.52% 07/12/00                                                                  1,000,000                998,008
     BELLSOUTH, 6.51% 07/12/00                                                             1,000,000                998,008
     SBC COMM, 6.56% 07/20/00                                                              1,000,000                996,538
     SBC COMM, 6.62% 08/17/00                                                              2,000,000              1,982,688
     SBC COMM. 6.59% 09/06/00                                                              1,000,000                987,735
     WISC ENERGY 6.52% 07/11/00                                                            1,000,000                998,189
                                                                                                            ---------------
                                                                                                                 31,540,840
                                                                                                            ---------------

FEDERAL HOME LOAN BANK                                                       8.0%
     FHLB 6.25% 07/03/00                                                                   3,449,000              3,447,802
     FHLB VRN 6.13% 10/04/00                                                               5,000,000              4,999,108
                                                                                                            ---------------
                                                                                                                  8,446,910
                                                                                                            ---------------

                                         ACTIVA Mutual Funds Semiannual Report 5

      The accompanying notes are an integral part of these financial statements.


ACTIVA Schedule of Investments continued

MONEY MARKET FUND 6/30/00 (Unaudited)
                                                                             % OF          SHARES OR                 MARKET
     SECURITY DESCRIPTION                                             INVESTMENTS          PAR VALUE                  VALUE
     -----------------                                               ------------        -----------        ---------------
CORPORATE BONDS                                                             34.3%
     GMAC FRN 6.87% 03/30/01                                                               1,500,000              1,501,643
     BNK AMERICA, FRN 6.65% 06/06/01                                                       1,000,000                999,907
     BK AUSTRIA FRN 6.56% 02/16/01                                                         4,000,000              3,998,770
     BNK SCOT FRN 6.83% 03/05/01                                                           3,000,000              2,999,901
     CITICORP FRN, 6.68% 08/02/00                                                          2,000,000              2,000,102
     COMERICA BANK FRN 6.56% 2/14/01                                                       3,000,000              2,998,948
     FRST UNION, FRN, 6.68% 06/22/01                                                       1,000,000              1,000,000
     INTERAMERICAN BK 5.13% 02/22/01                                                       1,000,000                991,267
     NORWEST FIN, FRN 6.62% 07/20/01                                                       1,000,000                999,489
     CITIGROUP FRN 6.62% 04/04/02                                                          1,000,000              1,000,000
     AM. EXP. FLOATER 6.75% 07/12/00                                                       2,500,000              2,499,957
     CITI GROUP INC. 6.66% 01/19/01                                                        3,000,000              2,998,950
     CTRPLR QRTLY FLT 6.81% 09/15/00                                                       3,000,000              3,000,388
     FLEET FIN. VRN 6.34% 10/13/00                                                         2,000,000              1,999,661
     KEY CORP QTY FLT 6.83% 08/07/00                                                       2,000,000              2,000,290
     NAT'L CITY FLOAT 6.63% 10/04/00                                                       2,000,000              2,000,000
     AT&T CORP. FRN 6.57% 03/08/01                                                         3,000,000              2,999,601
                                                                                                            ---------------
                                                                                                                 35,988,874
                                                                                                            ---------------

MEDIUM TERM NOTE                                                             1.4%
     MANITOBA 9.5% 10/01/00                                                                1,415,000              1,424,378
                                                                                                            ---------------
TOTAL SHORT TERM OBLIGATIONS - 100% (Cost $104,773,932)                                                         104,893,888
                                                                                                            ===============

6 ACTIVA Mutual Funds Semiannual Report

      The accompanying notes are an integral part of these financial statements.

ACTIVA Schedule of Investments
INTERMEDIATE BOND FUND 6/30/00 (Unaudited)

                                                                             % OF          SHARES OR                 MARKET
     SECURITY DESCRIPTION                                             INVESTMENTS          PAR VALUE                  VALUE
     -----------------                                               ------------        -----------        ---------------
BANKERS ACCEPTANCES                                                          0.9%
     CANADA-GOV 6.375% 11/30/04                                                            1,480,000              1,444,850
                                                                                                            ---------------

US TREASURY NOTES                                                            0.3%
     US T-NOTES 6.25% 04/30/01                                                               500,000                499,215
                                                                                                            ---------------

US TREASURY STRIPS                                                           3.2%
     UST-STRIP PO 9.13% 5/15/18                                                            6,225,000              2,065,766
     STRIP PRINC 9.875% 5/15/15                                                            7,975,000              3,166,713
                                                                                                            ---------------
                                                                                                                  5,232,479
                                                                                                            ---------------

FEDERAL HOME LOAN MORTGAGE                                                  15.7%
     FHLMC #C00785 6.5% 6/01/29                                                            6,790,999              6,415,321
     FHLMC #C27803 6.0% 6/01/29                                                            4,866,114              4,461,594
     FHLMC #C28180 6.5% 6/01/29                                                            4,795,402              4,530,120
     FGLMC #37237 8.0% 03/01/30                                                            3,930,383              3,953,106
     FHR 1702 PG 6.5% 12/15/22                                                             2,500,000              2,382,362
     FHLMC 6.5% 08/15/24                                                                   4,000,000              3,824,440
                                                                                                            ---------------
                                                                                                                 25,566,943
                                                                                                            ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION                                       19.5%
     FNMA DN (6.51)% 08/17/00                                                                540,000                535,534
     FNMA DN (6.45)% 09/07/00                                                              5,000,000              4,940,950
     FNMA 6.625% 09/15/09                                                                  2,500,000              2,415,625
     FNMA CMO 6.5% 09/25/23                                                                5,000,000              4,815,475
     FNMA 6.5% 09/18/24                                                                    2,800,000              2,663,864
     FNMA #252715 6.5% 09/01/29                                                            2,451,284              2,311,855
     FNMA #481473 6.0% 02/01/29                                                            3,361,047              3,076,400
     FNMA #481427 6.0% 01/01/29                                                            4,789,550              4,383,923
     FNMA #490080 6.5% 03/01/29                                                            2,377,014              2,241,809
     FNMA #490179 6.5% 03/01/29                                                            2,326,841              2,194,490
     FNMA #496567 6.0% 04/01/14                                                            2,441,859              2,311,366
                                                                                                            ---------------
                                                                                                                 31,891,291
                                                                                                            ---------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                                     9.3%
     GNMA #470387 6.5% 05/15/29                                                            4,850,410              4,606,337
     GNMA #486761 7.0% 12/15/28                                                            2,974,321              2,894,371
     GNMA #487201 7.0% 05/15/29                                                            2,957,522              2,878,024
     GNMA #490240 7.0% 09/15/29                                                            4,920,205              4,787,951
                                                                                                            ---------------
                                                                                                                 15,166,683
                                                                                                            ---------------

CORPORATE BONDS - 51.1%
AIRLINES                                                                     0.6%
     DELTA 10.125% 05/15/10                                                                  925,000                970,094
                                                                                                            ---------------

                                         ACTIVA Mutual Funds Semiannual Report 7

The accompanying notes are an integral part of these financial statements.


ACTIVA Schedule of Investments continued
INTERMEDIATE BOND FUND 6/30/00 (Unaudited)

                                                                             % OF          SHARES OR                 MARKET
     SECURITY DESCRIPTION                                             INVESTMENTS          PAR VALUE                  VALUE
     -----------------                                               ------------        -----------        ---------------
AUTOMOTIVE                                                                   4.1%
     BWA 8.0% 10/01/19                                                                     1,810,000              1,694,613
     DAIMLER 7.20% 09/01/09                                                                2,000,000              1,937,500
     DAIMLERCHRY 7.4% 01/20/05                                                               500,000                499,375
     DANA CORP 7.0% 03/15/28                                                               1,743,000              1,468,477
     DELPHI 7.125% 05/01/29                                                                1,250,000              1,075,000
                                                                                                            ---------------
                                                                                                                  6,674,965
                                                                                                            ---------------

BANKING                                                                      6.2%
     BSCH ISS 7.625% 11/03/09                                                              1,000,000                987,500
     BANK ONE 6.00% 02/17/09                                                               1,000,000                898,750
     CHASE 6.66% 01/15/07                                                                  5,000,000              4,908,025
     CHASE 7.125% 06/15/09                                                                 1,400,000              1,337,000
     FIRST UNION 6.40% 04/01/08                                                            1,400,000              1,267,000
     NATL WEST 7.375% 10/01/09                                                               650,000                632,125
                                                                                                            ---------------
                                                                                                                 10,030,400
                                                                                                            ---------------

BANKING AND FINANCIAL SERVICES                                               1.7%
     BK OF AMER 7.8% 02/15/10                                                              2,000,000              1,992,500
     NAT AUST 8.6% 05/19/10                                                                  750,000                787,500
                                                                                                            ---------------
                                                                                                                  2,780,000
                                                                                                            ---------------

BEVERAGES                                                                    0.6%
     J SEAGRAM 7.6% 12/15/28                                                               1,000,000                948,750
                                                                                                            ---------------

CHEMICALS                                                                    0.9%
     DUPONT 6.875% 10/15/09                                                                1,500,000              1,460,625
                                                                                                            ---------------

ELECTRIC UTILITY                                                             7.1%
     PP&L TRANS 6.60% 03/25/05                                                             4,000,000              3,964,820
     PECO 1999-A 5.80% 03/01/07                                                            5,500,000              5,228,575
     S.CAR E&G 6.125% 03/01/09                                                             1,500,000              1,380,000
     WPS RESOURCES 7.0% 11/01/09                                                           1,000,000                962,500
                                                                                                            ---------------
                                                                                                                 11,535,895
                                                                                                            ---------------

ENTERTAINMENT                                                                0.7%
     DISNEY 5.8% 10/27/08                                                                    200,000                185,500
     VIACOM 7.75% 06/01/05                                                                   950,000                957,125
                                                                                                            ---------------
                                                                                                                  1,142,625
                                                                                                            ---------------

FINANCE                                                                      2.2%
     VANDERBILT 7.82% 11/07/17                                                             3,565,000              3,529,368
                                                                                                            ---------------

8 ACTIVA Mutual Funds Semiannual Report

      The accompanying notes are an integral part of these financial statements.


ACTIVA Schedule of Investments continued
INTERMEDIATE BOND FUND 6/30/00 (Unaudited)
                                                                             % OF          SHARES OR                 MARKET
     SECURITY DESCRIPTION                                             INVESTMENTS          PAR VALUE                  VALUE
     -----------------                                               ------------        -----------        ---------------
FINANCIAL SERVICES                                                          21.1%
     AMERICAN EXP 5.6% 11/15/06                                                            4,450,000              4,218,199
     ASSOCIATES CORP 04/20/04                                                              3,500,000              3,281,250
     CCIMT 6.65% 11/15/06                                                                  4,450,000              4,349,875
     CONSECO 8.06% 05/01/31                                                                2,810,000              2,764,380
     FNCC 6.15% 09/15/04                                                                   1,250,000              1,226,863
     FORD 6.40% 10/15/02                                                                   5,250,000              5,206,031
     GMAC NT 5.75% 11/10/03                                                                1,500,000              1,423,125
     GMAC 7.375% 01/19/10                                                                  1,020,000              1,014,900
     HALT 6.65% 07/15/05                                                                   5,000,000              4,964,800
     SCAMT 6.35% 02/16/07                                                                  5,000,000              4,929,125
     US WEST 6.375% 07/15/08                                                               1,400,000              1,268,750
                                                                                                            ---------------
                                                                                                                 34,647,298
                                                                                                            ---------------

FOOD SERVICE                                                                 1.9%
     KROGER 8.0% 09/15/29                                                                  1,650,000              1,575,750
     SAFEWAY 7.5% 09/15/09                                                                 1,550,000              1,519,000
                                                                                                            ---------------
                                                                                                                  3,094,750
                                                                                                            ---------------

GAS UTILITY                                                                  0.6%
     SOUTH UNION 8.25% 11/15/29                                                            1,025,000              1,010,906
                                                                                                            ---------------

OIL & EXPLOR PROD & SER                                                      1.9%
     CHEVRON 6.625% 10/01/04                                                               2,000,000              1,977,500
     CONOCO INC. 6.95% 04/15/29                                                            1,250,000              1,142,187
                                                                                                            ---------------
                                                                                                                  3,119,687
                                                                                                            ---------------

TELECOMMUNICATIONS                                                           1.5%
     MCI CORP. 6.50% 04/15/10                                                              1,500,000              1,365,000
     SPRINT CAP 6.875% 11/15/28                                                            1,250,000              1,084,375
                                                                                                            ---------------
                                                                                                                  2,449,375
                                                                                                            ---------------
TOTAL FIXED INCOME - 100% (Cost $164,558,273)                                                                   163,196,199
                                                                                                            ===============

                                         ACTIVA Mutual Funds Semiannual Report 9

The accompanying notes are an integral part of these financial statements.

ACTIVA Schedule of Investments
VALUE FUND 6/30/00 (Unaudited)

                                                                             % OF          SHARES OR                 MARKET
     SECURITY DESCRIPTION                                             INVESTMENTS          PAR VALUE                  VALUE
     -----------------                                               ------------        -----------        ---------------
US TREASURY BILLS - 0.0%                                                     0.0%
     US T-BILL, 09/21/00                                                                      50,000                 49,375
                                                                                                            ---------------

TOTAL US TREASURY BILLS (Cost $ 49,318)                                                                              49,375
                                                                                                            ---------------

COMMON STOCK - 100.0%
     AEROSPACE                                                               1.0%
     UNITED TECHNOLOGIES                                                                      27,200              1,601,400
                                                                                                            ---------------

AIRCRAFT ENGINES & ENGINE PARTS                                              0.5%
     HONEYWELL INTERNATIONAL                                                                  21,500                724,281
                                                                                                            ---------------

AIRLINES                                                                     0.9%
     CONTINENTAL AIRLINES                                                                     *7,400                347,800
     SABRE HOLDINGS                                                                                1                     29
     SKYWEST, INC                                                                              9,200                340,975
     SOUTHWEST AIRLINES CO.                                                                   28,200                534,037
     U S AIRWAYS GROUP                                                                        *7,500                292,500
                                                                                                            ---------------
                                                                                                                  1,515,341
                                                                                                            ---------------

AUTOMOTIVE                                                                   2.6%
     FORD MOTOR CO DEL                                                                        45,000              1,935,000
     GENERAL MOTORS CORP                                                                       7,821                454,107
     GENERAL MOTORS - CLASS H                                                                *12,746              1,118,462
     TRW, INC.                                                                                13,800                598,575
     VISTEON CORP.                                                                            *5,892                 71,440
                                                                                                            ---------------
                                                                                                                  4,177,584
                                                                                                            ---------------

BANKING                                                                     11.7%
     BANK ONE CORP.                                                                           45,400              1,205,938
     CITIGROUP, INC.                                                                         107,900              6,500,975
     KEYCORP                                                                                 101,300              1,785,412
     MERCANTILE BANKSHARES                                                                    69,900              2,083,894
     PACIFIC CENTURY FINL                                                                     24,400                356,850
     US BANCORP                                                                              123,300              2,373,525
     UNIONBANCAL CORPORATION                                                                  37,800                701,662
     WACHOVIA CORP.                                                                           66,500              3,607,625
                                                                                                            ---------------
                                                                                                                 18,615,881
                                                                                                            ---------------

BROADCASTING                                                                1.9%
     AT & T CORP.- LIBERTY MD                                                                 74,400              1,804,200
     CLEAR CHANNEL COMM                                                                       *5,400                405,000
     SCRIPPS CO- CL-A                                                                         17,200                847,100
                                                                                                            ---------------
                                                                                                                  3,056,300
                                                                                                            ---------------

BUILDING PRODUCTS                                                            0.3%
     VULCAN MATERIALS CO.                                                                     11,300                482,369
                                                                                                            ---------------

10 ACTIVA Mutual Funds Semiannual Report

      The accompanying notes are an integral part of these financial statements.


Activa Schedule of Investments continued
VALUE FUND 6/30/00 (Unaudited)

                                                                             % OF          SHARES OR                 MARKET
     SECURITY DESCRIPTION                                             INVESTMENTS          PAR VALUE                  VALUE
     -----------------                                               ------------        -----------        ---------------
BUSINESS SERVICES                                                            0.9%
     FIRST DATA CORP.                                                                         28,400              1,409,350
                                                                                                            ---------------

CHEMICALS                                                                    1.9%
 AIR PRODUCTS & CHEMICALS                                                                     20,000                616,250
 DU PONT E I DE NEMOURS                                                                       31,200              1,365,000
 GREAT LAKES CHEM CORP.                                                                       19,800                623,700
 PPG INDUSTRIES, INC.                                                                         11,300                500,731
                                                                                                            ---------------
                                                                                                                  3,105,681
                                                                                                            ---------------

COAL                                                                         0.0%
     ARCH COAL, INC.                                                                               7                     54
                                                                                                            ---------------

COMMUNICATIONS EQUIPMENT                                                     0.6%
     AMERICAN TOWER CORP.                                                                    *22,500                937,969
                                                                                                            ---------------

COMMERCIAL SERVICES                                                          0.7%
     CONVERGYS CORP.                                                                         *21,400              1,110,125
                                                                                                            ---------------

COMPUTER SOFTWARE                                                            0.3%
     CABLETRON SYSTEMS                                                                       *21,900                552,975
                                                                                                            ---------------

COMPUTERS                                                                    1.1%
     ADAPTEC, INC.                                                                           *25,900                589,225
     QUANTUM CORP.                                                                          *115,300              1,275,506
                                                                                                            ---------------
                                                                                                                  1,864,731
                                                                                                            ---------------

CONTAINERS & PACKAGING                                                       0.3%
     SMURFIT-STONE CONTAINER                                                                 *31,000                399,125
                                                                                                            ---------------

ELECTRIC UTILITY                                                             3.1%
     CALPINE CORP.                                                                            21,600              1,420,200
     DUKE ENERGY CORP.                                                                         9,900                558,113
     MONTANA POWER CO.                                                                        13,600                480,250
     PINNACLE WEST CAP.                                                                       36,700              1,243,212
     UNICOM CORPORATION                                                                       32,000              1,238,000
                                                                                                            ---------------
                                                                                                                  4,939,775
                                                                                                            ---------------

ELECTRICAL & ELECTRONIC                                                      0.4%
     ENDESA                                                                                   31,600                616,200
                                                                                                            ---------------

ELECTRICAL EQUIPMENT                                                         1.8%
     ATMEL CORP.                                                                              31,800              1,172,625
     EMERSON ELECTRIC CO.                                                                     17,900              1,080,712
     NEXTEL PARTNERS, INC.                                                                   *19,900                647,994
                                                                                                            ---------------
                                                                                                                  2,901,331
                                                                                                            ---------------

                                        ACTIVA Mutual Funds Semiannual Report 11

The accompanying notes are an integral part of these financial statements.


ACTIVA Schedule of Investments continued
VALUE FUND 6/30/00 (Unaudited)


                                                                             % OF          SHARES OR                 MARKET
     SECURITY DESCRIPTION                                             INVESTMENTS          PAR VALUE                  VALUE
     -----------------                                               ------------        -----------        ---------------
ELECTRONICS                                                                  2.2%
     NOVELLUS SYSTEMS, INC.                                                                   13,500                763,594
     3COM CORP.                                                                              *46,200              2,662,275
                                                                                                            ---------------
                                                                                                                  3,425,869
                                                                                                            ---------------

ENERGY                                                                       2.6%
     DQE INC.                                                                                 36,400              1,440,075
     SUNCOR ENERGY, INC.                                                                     113,600              2,648,300
                                                                                                            ---------------
                                                                                                                  4,088,375
                                                                                                            ---------------

ENGINEERING                                                                  0.1%
     FLUOR CORP. C/S                                                                           3,900                123,337
                                                                                                            ---------------

ENTERTAINMENT                                                                1.8%
     WALT DISNEY COMPANY                                                                      32,700              1,269,169
     VIACOM INC. - CLASS B                                                                    23,800              1,622,862
                                                                                                            ---------------
                                                                                                                  2,892,031
                                                                                                            ---------------

FINANCIAL SERVICES                                                           7.0%
     FANNIE MAE                                                                               34,700              1,810,906
     GOLDMAN SACHS                                                                            14,400              1,366,200
     MERRILL LYNCH & CO.                                                                      45,600              5,244,000
     WASHINGTON MUTUAL, INC.                                                                  90,900              2,624,738
                                                                                                            ---------------
                                                                                                                 11,045,844
                                                                                                            ---------------

FOOD & BEVERAGE                                                              1.8%
     SARA LEE COMMON STOCK                                                                   144,100              2,782,931
                                                                                                            ---------------

FOOD PRODUCTS                                                                1.3%
     MCCORMICK & CO., INC.                                                                     2,200                 71,500
     PROCTER & GAMBLE CO.                                                                     35,500              2,032,375
                                                                                                            ---------------
                                                                                                                  2,103,875
                                                                                                            ---------------

HOTELS & LODGING                                                             0.5%
     STARWOOD HOTELS & RESORTS                                                                24,200                781,962
                                                                                                            ---------------

INDUSTRIAL GOODS & SERVICES                                                  0.5%
     CLOROX COMPANY                                                                           17,700                793,181
                                                                                                            ---------------

INFORMATIONAL SERVICES                                                       0.2%
     AFFILIATED COMPUTER SVCS.                                                               *11,500                380,219
                                                                                                            ---------------

12 ACTIVA Mutual Funds Semiannual Report

      The accompanying notes are an integral part of these financial statements.


ACTIVA Schedule of Investments continued
VALUE FUND 6/30/00 (Unaudited)

                                                                             % OF          SHARES OR                 MARKET
     SECURITY DESCRIPTION                                             INVESTMENTS          PAR VALUE                  VALUE
     -----------------                                               ------------        -----------        ---------------
INSURANCE                                                                    8.5%
     AMER INT'L. GROUP                                                                        33,700              3,959,750
     CIGNA CORP.                                                                              30,500              2,851,750
     MBIA, INC.                                                                               38,200              1,840,763
     MARSH MCLENNAN COS COM                                                                   32,000              3,342,000
     XL CAPITAL LTD. CLASS-A                                                                  27,500              1,488,437
                                                                                                            ---------------
                                                                                                                 13,482,700
                                                                                                            ---------------

MACHINERY & EQUIPMENT                                                       1.4%
     CATERPILLAR, INC.                                                                        21,400                724,925
     INGERSOLL - RAND CO.                                                                     20,600                829,150
     THERMO ELECTRON CORP.                                                                   *30,500                642,406
                                                                                                            ---------------
                                                                                                                  2,196,481
                                                                                                            ---------------

MANUFACTURING-CAPITAL GOODS                                                  0.9%
     DANAHER CORP.                                                                             7,000                346,062
     EATON CORP.                                                                              16,500              1,105,500
                                                                                                            ---------------
                                                                                                                  1,451,562
                                                                                                            ---------------

MANUFACTURING-CONSUMER GOODS                                                 0.5%
     MINN. MINING & MANUFCTRNG                                                                 8,600                709,500
                                                                                                            ---------------

MANUFACTURING - MISCELLANEOUS                                                1.1%
     EASTMAN KODAK CO.                                                                        13,500                803,250
     KIMBERLY-CLARK CORP.                                                                     15,500                889,312
                                                                                                            ---------------
                                                                                                                  1,692,562
                                                                                                            ---------------

MEDICAL EQUIPMENT & SUPPLIES                                                 1.1%
     BAXTER INTERNATIONAL                                                                     15,400              1,082,813
     CARDINAL HEALTH                                                                           8,100                599,400
                                                                                                            ---------------
                                                                                                                  1,682,213
                                                                                                            ---------------

MEDICAL LABS & TESTING SERV.                                                 0.5%
     GILEAD SCIENCES, INC.                                                                   *10,100                718,363
                                                                                                            ---------------

METALS & MINING                                                              0.9%
     ALCOA, INC.                                                                              47,000              1,363,000
                                                                                                            ---------------

OFFICE PROPERTIES                                                            0.4%
     EQUITY OFFICE PROPERTIES                                                                 24,700                680,794
                                                                                                            ---------------

OFFICE/BUSINESS EQUIPMENT & SUPPLIES                                         1.1%
     I B M                                                                                    15,900              1,742,044
                                                                                                            ---------------

OIL & GAS EQUIPMENT/SERVICES                                                 2.4%
     ENRON CORP.                                                                              33,300              2,147,850
     ILLINOIS TOOL WORKS, INC.                                                                28,100              1,601,700
                                                                                                            ---------------
                                                                                                                  3,749,550
                                                                                                            ---------------

                                        ACTIVA Mutual Funds Semiannual Report 13

The accompanying notes are an integral part of these financial statements.


ACTIVA Schedule of Investments continued
VALUE FUND 6/30/00 (Unaudited)

                                                                             % OF          SHARES OR                 MARKET
     SECURITY DESCRIPTION                                             INVESTMENTS          PAR VALUE                  VALUE
     -----------------                                               ------------        -----------        ---------------
OIL & GAS EXPLOR PROD & SER                                                  6.5%
     CONOCO, INC.                                                                             65,400              1,606,388
     EXXON MOBIL CORP. COM                                                                    82,900              6,507,650
     ULTRAMAR DIAMOND SHAMROCK                                                                86,100              2,136,356
                                                                                                            ---------------
                                                                                                                 10,250,394
                                                                                                            ---------------

OIL & GAS TRANSMISSION                                                       1.0%
     EL PASO ENERY CORP.                                                                      29,600              1,507,750
                                                                                                            ---------------

PAPER PRODUCTS                                                               1.1%
     BOWATER, INC                                                                             18,900                833,963
     TEMPLE - INLAND, INC.                                                                     8,400                352,800
     WEYERHAUESER                                                                             15,800                679,400
                                                                                                            ---------------
                                                                                                                  1,866,163
                                                                                                            ---------------

PETROLEUM-REFINING                                                           0.5%
     ASHLAND, INC.                                                                            24,200                848,513
                                                                                                            ---------------

PHARMACEUTICALS                                                              3.5%
     ABBOTT LABS                                                                              25,300              1,127,431
     AMERICAN HOME PRODUCTS                                                                   22,400              1,316,000
     MYLAN LABORATORIES                                                                       13,400                244,550
     PHARMACIA CORP.                                                                          54,961              2,840,797
                                                                                                            ---------------
                                                                                                                  5,528,778
                                                                                                            ---------------

PRINTING & PUBLISHING                                                        0.5%
     GANNETT COMPANY, INC.                                                                    12,600                753,637
                                                                                                            ---------------

RAILROADS                                                                    0.2%
     CANADIAN NATIONAL RAILWAY                                                                12,900                376,519
                                                                                                            ---------------

RESTAURANTS                                                                  0.7%
     MCDONALD'S CORP.                                                                         33,500              1,103,406
                                                                                                            ---------------

RETAIL STORES                                                                2.6%
     INTIMATE BRANDS, INC.                                                                   125,800              2,484,550
     TARGET CORP.                                                                             29,100              1,687,800
                                                                                                            ---------------
                                                                                                                  4,172,350
                                                                                                            ---------------

RETAIL STORES - GROCERY                                                      1.3%
     SAFEWAY, INC.                                                                           *44,600              2,012,575
                                                                                                            ---------------

REAL ESTATE INVESTMENT TRUST                                                 0.6%
     KIMCO REALTY CORP.                                                                       22,500                922,500
                                                                                                            ---------------

14 ACTIVA Mutual Funds Semiannual Report

      The accompanying notes are an integral part of these financial statements.


ACTIVA Schedule of Investments continued
VALUE FUND 6/30/00 (Unaudited)


                                                                             % OF          SHARES OR                 MARKET
     SECURITY DESCRIPTION                                             INVESTMENTS          PAR VALUE                  VALUE
     -----------------                                               ------------        -----------        ---------------
TOBACCO                                                                      2.3%
     PHILIP MORRIS COS., INC.                                                                 96,900              2,573,906
     RJ REYNOLDS TOBACCO HLDGS                                                                37,200              1,039,275
                                                                                                            ---------------
                                                                                                                  3,613,181
                                                                                                            ---------------

TELECOMMUNICATIONS                                                          11.8%
     A T & T CORP.                                                                            84,000              2,656,500
     ASSOCIATES FIRST CAPITAL                                                                 97,900              2,184,394
     BELL ATLANTIC                                                                           106,100              5,391,206
     SBC COMMUNICATIONS, INC.                                                                 67,600              2,923,700
     SPRINT                                                                                   32,800              1,672,800
     SPRINT CORP. PCS                                                                         13,400                797,300
     US WEST INC. NEW                                                                         12,100              1,037,575
     WORLDCOM, INC.                                                                           44,050              2,020,794
                                                                                                            ---------------
                                                                                                                 18,684,269
                                                                                                            ---------------

TELECOMMUNICATIONS-SRVS AND EQUIP                                            0.4%
     ECHOSTAR COMMUNICATIONS                                                                  18,000                595,969
                                                                                                            ---------------

WASTE MANAGEMENT                                                             0.2%
     REPUBLIC SERVICES, INC.                                                                 *18,100                289,600
                                                                                                            ---------------
TOTAL COMMON STOCK (Cost $161,854,000)                                                                          158,422,469
                                                                                                            ---------------
TOTAL INVESTMENTS - 100%  (Cost $161,903,318)                                                                   158,471,844
                                                                                                            ===============

*Non-dividend producing as of June 30, 2000

At June 30, 2000, the Fund's open future contracts were as follows:

  Number of               Opening                  Face       Market
  Contracts             Contract Type             Amount       Value
------------  --------------------------------  ----------  ----------
      2        Standard & Poor's 500, 9/14/00    $735,520    $734,050



                                        ACTIVA Mutual Funds Semiannual Report 15

The accompanying notes are an integral part of these financial statements.

ACTIVA Schedule of Investments
GROWTH FUND 6/30/00 (Unaudited)

                                                                             % OF          SHARES OR                 MARKET
     SECURITY DESCRIPTION                                             INVESTMENTS          PAR VALUE                  VALUE
     -----------------                                               ------------        -----------        ---------------
COMMERCIAL PAPER - 2.0%                                                      2.0%
     AMER. EXP. 6.88% 07/03/00                                                               100,000                100,000
     AMER. EXP. 6.78% 07/06/00                                                               439,000                439,000
     FORD MOTOR 6.81% 07/05/00                                                               213,000                213,000
                                                                                                            ---------------

TOTAL COMMERCIAL PAPER (Cost $752,000)                                                                              752,000
                                                                                                            ---------------

COMMON STOCKS - 98.0%
AIRCRAFT ENGINES & ENGINE PARTS                                              0.2%
     HONEYWELL INTERNATIONAL                                                                   1,700                 57,269
                                                                                                            ---------------

AUTOMOTIVE                                                                   2.0%
     GENERAL MOTORS - CLASS H                                                                 *8,500                745,875
                                                                                                            ---------------

BANKING                                                                      4.5%
     CHASE MANHATTAN CORP.                                                                    10,600                488,262
     CITIGROUP, INC.                                                                          19,700              1,186,925
                                                                                                            ---------------
                                                                                                                  1,675,187
                                                                                                            ---------------

BEVERAGES - DOMESTIC                                                         1.5%
     COCA-COLA CO.                                                                             9,700                557,144
                                                                                                            ---------------

BREWERY                                                                      2.0%
     ANHEUSER-BUSCH                                                                            9,900                739,406
                                                                                                            ---------------

BUSINESS SERVICES                                                            1.2%
     FIRST DATA CORP.                                                                          8,900                441,662
                                                                                                            ---------------

COMMUNICATIONS EQUIPMENT                                                     1.3%
     AMERICAN TOWER CORP.                                                                    *11,700                487,744
                                                                                                            ---------------

COMPUTER SOFTWARE                                                            4.9%
     MICROSOFT                                                                               *16,500              1,320,000
     ORACLE CORP.                                                                              6,200                521,188
                                                                                                            ---------------
                                                                                                                  1,841,188
                                                                                                            ---------------

COMPUTERS                                                                   11.1%
     CISCO SYSTEMS                                                                            21,700              1,373,881
     COMVERSE TECHNOLOGY, INC.                                                                 6,100                567,300
     DELL COMPUTER CORP.                                                                     *15,000                739,688
     INTEL CORPORATION                                                                        10,800              1,443,825
                                                                                                            ---------------
                                                                                                                  4,124,694
                                                                                                            ---------------

CONSUMER GOODS & SERVICES                                                    1.4%
     COLGATE-PALMOLIVE CO.                                                                     8,800                526,900
                                                                                                            ---------------

ELECTRICAL EQUIPMENT                                                         4.6%
     GENERAL ELECTRIC CO.                                                                     32,100              1,701,300
                                                                                                            ---------------

16 ACTIVA Mutual Funds Semiannual Report

      The accompanying notes are an integral part of these financial statements.


ACTIVA Schedule of Investments continued
GROWTH FUND 6/30/00 (Unaudited)

                                                                             % OF          SHARES OR                 MARKET
     SECURITY DESCRIPTION                                             INVESTMENTS          PAR VALUE                  VALUE
     -----------------                                               ------------        -----------        ---------------
ELECTRONICS                                                                  6.5%
     EMC CORP/MASS                                                                            10,600                815,538
     SOLECTRON CORP.                                                                          22,600                946,375
     TEXAS INSTRUMENTS, INC.                                                                   9,800                673,137
                                                                                                            ---------------
                                                                                                                  2,435,050
                                                                                                            ---------------

ENTERTAINMENT                                                                5.1%
     DISNEY WALT COMPANY                                                                      12,700                492,919
     USA NETWORKS, INC.                                                                       15,900                343,838
     VIACOM INC - CLASS B                                                                     15,624              1,065,361
                                                                                                            ---------------
                                                                                                                  1,902,118
                                                                                                            ---------------

FINANCIAL SERVICES                                                           1.2%
     MORGAN ST DEAN WITTER                                                                     5,400                449,550
                                                                                                            ---------------

INDUSTRIAL GOODS & SERVICES                                                  1.2%
     CORNING, INC.                                                                             1,700                458,787
                                                                                                            ---------------

INSTRUMENTATION                                                              1.1%
     PE CORP. - BIOSYSTEMS                                                                     6,200                408,425
                                                                                                            ---------------

INSURANCE                                                                    7.8%
     AMER INT'L. GROUP                                                                         7,500                881,250
     MARSH MCLENNAN COS COM                                                                    7,000                731,063
     ST. PAUL CO.                                                                             16,700                569,887
     ACE LIMITED                                                                              25,700                719,600
                                                                                                            ---------------
                                                                                                                  2,901,800
                                                                                                            ---------------

LEISURE & TOURISM                                                            1.0%
     HARLEY-DAVIDSON, INC.                                                                     9,200                354,200
                                                                                                            ---------------

MANUFACTURING-CAPITAL GOODS                                                  0.8%
     DANAHER CORP.                                                                             6,200                306,512
                                                                                                            ---------------

MEDICAL EQUIPMENT & SUPPLIES                                                 7.3%
     BAXTER INTERNATIONAL                                                                     12,400                871,875
     GUIDANT CORP COMMON STOCK                                                               *10,300                509,850
     TYCO INTERNATIONAL                                                                       28,400              1,345,450
                                                                                                            ---------------
                                                                                                                  2,727,175
                                                                                                            ---------------

MERCHANDISING                                                                1.7%
     OMNICOM GROUP COM                                                                         6,900                614,531
                                                                                                            ---------------

                                        ACTIVA Mutual Funds Semiannual Report 17

The accompanying notes are an integral part of these financial statements.


ACTIVA Schedule of Investments continued
GROWTH FUND 6/30/00 (Unaudited)


                                                                             % OF          SHARES OR                 MARKET
     SECURITY DESCRIPTION                                             INVESTMENTS          PAR VALUE                  VALUE
     -----------------                                               ------------        -----------        ---------------

OIL & GAS EXPLOR PROD & SER                                                  9.0%
     ANADARKO PETROLEUM                                                                        8,900                438,881
     CONOCO, INC.                                                                             23,700                582,131
     EXXON MOBIL CORP. COM                                                                     7,200                565,200
     NOBLE DRILLING CORP.                                                                    *12,000                494,250
     TOTAL FINA SA - SPON ADR                                                                  9,400                723,800
     TRANSOCEAN SEDCO FOREX                                                                   10,500                561,094
                                                                                                            ---------------
                                                                                                                  3,365,356
                                                                                                            ---------------

PHARMACEUTICALS                                                              7.6%
     PFIZER, INC.                                                                             36,375              1,746,000
     PHARMACIA CORP.                                                                          20,600              1,064,763
                                                                                                            ---------------
                                                                                                                  2,810,763
                                                                                                            ---------------

RETAIL STORES                                                                4.3%
     BEST BUY COMPANY, INC.                                                                   *2,800                177,100
     CVS CORP.                                                                                12,100                484,000
     STAPLES, INC.                                                                           *22,400                344,400
     WAL-MART STORES, INC.                                                                    10,600                610,825
                                                                                                            ---------------
                                                                                                                  1,616,325
                                                                                                            ---------------

TELECOMMUNICATIONS                                                           4.7%
     NOKIA CORP ADR                                                                           12,200                609,237
     VOICESTREAM WIRELESS CORP.                                                               *4,000                465,188
     WORLDCOM, INC.                                                                           14,850                681,244
                                                                                                            ---------------
                                                                                                                  1,755,669
                                                                                                            ---------------

TELECOMMUNICATIONS-SRVS AND EQUIP                                            4.0%
     LUCENT TECHNOLGIES                                                                        6,100                361,425
     NORTEL NETWORKS CORP.                                                                    16,300              1,112,475
                                                                                                            ---------------
                                                                                                                  1,473,900
                                                                                                            ---------------
TOTAL COMMON STOCKS (Cost $32,124,592)                                                                           36,478,530
                                                                                                            ---------------
TOTAL INVESTMENTS - 100% (Cost $32,876,592)                                                                      37,230,530
                                                                                                            ===============

*Non-dividend producing as of June 30, 2000

18 ACTIVA Mutual Funds Semiannual Report

      The accompanying notes are an integral part of these financial statements.

ACTIVA Schedule of Investments
INTERNATIONAL FUND 6/30/00 (Unaudited)

                                                                             % OF          SHARES OR                 MARKET
     SECURITY DESCRIPTION                                             INVESTMENTS          PAR VALUE                  VALUE
     -----------------                                               ------------        -----------        ---------------
COMMON STOCKS - 100.0%
AEROSPACE                                                                    3.2%
     BPS BRITISH AEROSPACE PLC                                                                50,939                317,528
     BPS ROLLS-ROYCE PLC                                                                      72,000                257,515
     CAD BOMBARDIER INC `B'                                                                    8,500                230,618
     EUR FINMECCANICA SPA                                                                   *262,600                362,485
                                                                                                            ---------------
                                                                                                                  1,168,146
                                                                                                            ---------------

AIRLINES                                                                     1.9%
     BPS BRITISH AIRWAYS                                                                      50,300                289,558
     EUR DEUTSCHE LUFTHANSA                                                                    7,900                185,535
     YEN JAPAN AIRLINES LTD.                                                                  60,000                228,541
                                                                                                            ---------------
                                                                                                                    703,634
                                                                                                            ---------------

AUTOMOTIVE                                                                   0.6%
     YEN TOYOTA MOTOR                                                                          5,000                228,258
                                                                                                            ---------------

BANKING                                                                      0.8%
     UK ROYAL BANK OF SCOTLAND                                                                18,200                303,634
                                                                                                            ---------------

BANKING & FINANCIAL SERVICES                                                 3.0%
     SEK SVENSKA AB COMMON                                                                    20,800                303,555
     DEM DRESDNER BANK AG                                                                      8,100                336,983
     SFR UBS AG-REGISTERED                                                                     3,000                440,942
                                                                                                            ---------------
                                                                                                                  1,081,480
                                                                                                            ---------------

BREWERY                                                                      0.9%
     HEINEKEN NV                                                                               5,500                336,106
                                                                                                            ---------------

BIOTECHNOLOGY                                                                0.5%
     EUR QIAGEN N.V.                                                                          *1,000                177,339
                                                                                                            ---------------

BROADCASTING                                                                 3.1%
     NLG VNU N.V.                                                                              3,100                160,765
     DEM EM.TV & MERCH AG                                                                      5,800                343,041
     FFR TV FRANCAISE                                                                          9,000                629,794
                                                                                                            ---------------
                                                                                                                  1,133,600
                                                                                                            ---------------

BUSINESS SERVICES                                                            0.9%
     FFR VIVENDI                                                                               3,800                336,762
                                                                                                            ---------------

COMMUNICATIONS EQUIPMENT                                                     3.7%
     BPS ENERGIS PLC                                                                          *3,200                119,368
     SEK NETCOM AB                                                                            *3,400                252,363
     FNM HELSINGIN PUHELIN                                                                     4,700                462,251
     AMDOCS LTD ORD                                                                           *6,500                498,875
                                                                                                            ---------------
                                                                                                                  1,332,857
                                                                                                            ---------------

                                        ACTIVA Mutual Funds Semiannual Report 19

The accompanying notes are an integral part of these financial statements.


ACTIVA Schedule of Investments continued
INTERNATIONAL FUND 6/30/00 (Unaudited)

                                                                             % OF          SHARES OR                 MARKET
     SECURITY DESCRIPTION                                             INVESTMENTS          PAR VALUE                  VALUE
     -----------------                                               ------------        -----------        ---------------

COMMERCIAL SERVICES                                                          1.3%
     FFR BOUYGUES                                                                                426                285,852
     RANDSTAD HOLDING NV COMM                                                                  4,500                167,154
                                                                                                            ---------------
                                                                                                                    453,006
                                                                                                            ---------------

COMPUTER SOFTWARE                                                            1.7%
     DEM INTERSHOP COMMS.                                                                       *800                362,731
     YEN TREND MICRO, INC.                                                                    *1,500                248,106
                                                                                                            ---------------
                                                                                                                    610,837
                                                                                                            ---------------

COMPUTERS                                                                    4.4%
     BPS LOGICA PLC SHRS                                                                      12,800                306,559
     YEN FUJITSU LTD.                                                                         13,000                450,939
     ASM LITHOGRAPHY ADR                                                                      19,000                838,375
                                                                                                            ---------------
                                                                                                                  1,595,873
                                                                                                            ---------------

DRUGS                                                                        2.1%
     EUR AVENTIS                                                                               5,200                381,078
     QLT PHOTOTHERAPEUTICS, INC.                                                               4,800                371,100
                                                                                                            ---------------
                                                                                                                    752,178
                                                                                                            ---------------

DIVERSIFIED                                                                  3.1%
     BPS BILLITON PLC                                                                         62,800                253,845
     BPS INVENSYS PLC                                                                         81,400                305,306
     FFR LAGARDERE S.C.A                                                                       4,700                360,430
     HKD HUTCHISON WHAMPOA                                                                    14,300                179,781
                                                                                                            ---------------
                                                                                                                  1,099,362
                                                                                                            ---------------

ELECTRIC UTILITY                                                             0.8%
     ESP ENDESA S.A.                                                                          14,700                285,912
                                                                                                            ---------------

ELECTRICAL & ELECTRONIC                                                      3.1%
     BPS MARCONIN PLC                                                                         37,000                480,883
     YEN PIONEER CORP.                                                                        12,000                468,425
     LERNOUT HAUSPIE SPEECH NV                                                                 4,000                176,250
                                                                                                            ---------------
                                                                                                                  1,125,558
                                                                                                            ---------------

ELECTRICAL EQUIPMENT                                                         2.1%
     SAMSUNG ELECTRONICS-GDR                                                                   1,000                193,000
     YEN MITSUBISHI ELEC                                                                      42,000                455,721
     SONY CORP ADR                                                                             1,200                113,175
                                                                                                            ---------------
                                                                                                                    761,896
                                                                                                            ---------------

20 ACTIVA Mutual Funds Semiannual Report

      The accompanying notes are an integral part of these financial statements.


ACTIVA Schedule of Investments continued
INTERNATIONAL FUND 6/30/00 (Unaudited)

                                                                             % OF          SHARES OR                 MARKET
     SECURITY DESCRIPTION                                             INVESTMENTS          PAR VALUE                  VALUE
     -----------------                                               ------------        -----------         --------------
ELECTRONICS                                                                  8.3%
     BPS ARM HOLDINGS                                                                         41,000                437,283
     ROYAL PHILIPS ELECTRONICS                                                                12,800                608,000
     DEM EPCOS AG                                                                              2,900                293,003
     YEN FANUC, LTD.                                                                           4,200                428,330
     YEN KYOCERA CORPORATION                                                                     800                136,028
     YEN SONY CORP.                                                                            1,600                149,714
     YEN TOSHIBA CORPORATION                                                                  43,000                486,486
     STMICROELECTRONICS NV-NY                                                                  7,200                462,150
                                                                                                            ---------------
                                                                                                                  3,000,994
                                                                                                            ---------------

ENERGY                                                                       2.0%
     BALLARD POWER SYSTEMS                                                                    *2,800                251,475
     BPS SHELL TRNSPORT/TRADNG                                                                54,500                458,742
                                                                                                            ---------------
                                                                                                                    710,217
                                                                                                            ---------------

ENTERTAINMENT                                                                 0.8%
     BPS PEARSON PLC                                                                           8,600                270,156
                                                                                                            ---------------

FINANCIAL SERVICES                                                           2.4%
     SEK NORDIC BALTIC HLDG                                                                   37,700                285,843
     BEL FORTIS (B)                                                                            6,800                198,681
     YEN NOMURA SECURITIES                                                                     8,000                196,216
     YEN PROMISE CO LTD.                                                                       2,200                174,251
                                                                                                            ---------------
                                                                                                                    854,991
                                                                                                            ---------------

FOOD PRODUCTS                                                                0.6%
     SFR NESTLE                                                                                  100                200,791
                                                                                                            ---------------

FOOD SERVICE                                                                 0.8%
     BPS SAINSBURY (J) PLC                                                                    36,300                164,314
     EUR KONONKLIJKE AHOLD                                                                     4,200                124,124
                                                                                                            ---------------
                                                                                                                    288,438
                                                                                                            ---------------

FOOD PROCESSING                                                              0.7%
     FFR DANONE                                                                                2,000                266,488
                                                                                                            ---------------

GAS & ELECTRIC UTILITY                                                       2.0%
     BPS CENTRICA PLC                                                                        128,200                425,040
     BPS BG GROUP                                                                             44,700                288,280
                                                                                                            ---------------
                                                                                                                    713,320
                                                                                                            ---------------

HEALTH CARE                                                                  0.4%
     FFR RHODIA                                                                                8,300                140,031
                                                                                                            ---------------

HOTELS & LODGING                                                             0.7%
     FFR ACCOR SA                                                                              5,800                238,683
                                                                                                            ---------------

                                        ACTIVA Mutual Funds Semiannual Report 21

The accompanying notes are an integral part of these financial statements.


Activa Schedule of Investments continued
INTERNATIONAL FUND 6/30/00 (Unaudited)


                                                                             % OF          SHARES OR                 MARKET
     SECURITY DESCRIPTION                                             INVESTMENTS          PAR VALUE                  VALUE
     -----------------                                               ------------        -----------        ---------------
INFORMATIONAL SERVICES                                                       0.9%
     REUTERS GROUP PLC ADR                                                                     3,100                309,806
                                                                                                            ---------------

INSURANCE                                                                    3.0%
     ITL ALLEANZA ASSICURZIONI                                                                23,700                316,924
     FFR AXA                                                                                   2,100                332,151
     SEK SKANDIA FORSAKRINGS                                                                  16,800                446,303
                                                                                                            ---------------
                                                                                                                  1,095,378
                                                                                                            ---------------

MACHINERY & EQUIPMENT                                                        0.6%
     FFR ALSTOM COMMON                                                                         7,800                211,674
                                                                                                            ---------------

MANUFACTURING-CAPITAL GOODS                                                  1.4%
     CAD MAGNA INTL. - CL A                                                                    4,000                187,761
     YEN TOYODA GOSEI CO LTD.                                                                  5,000                318,048
                                                                                                            ---------------
                                                                                                                    505,809
                                                                                                            ---------------

MANUFACTURING-CONSUMER GOODS                                                 1.5%
     YEN DAIKIN IND LTD.                                                                      10,000                232,983
     YEN NIPPON SHEET GLASS                                                                   21,000                292,567
                                                                                                            ---------------
                                                                                                                    525,550
                                                                                                            ---------------

MANUFACTURING-MISCELLANEOUS                                                  2.5%
     DEM SIEMENS AG NPV (REGD)                                                                 1,500                226,467
     EUR INFINEON TECH                                                                        *4,700                373,946
     FLEXTRONICS                                                                               4,100                281,619
                                                                                                            ---------------
                                                                                                                    882,032
                                                                                                            ---------------

MEDICAL EQUIPMENT & SUPPLIES                                                 0.9%
     BIOVAIL CORP.                                                                             5,600                310,450
                                                                                                            ---------------

OIL & GAS EQUIPMENT/SERVICES                                                 1.4%
     SCHLUMBERGER LTD.                                                                         4,200                313,425
     SANTA FE INTERNATIONAL                                                                    5,900                206,131
                                                                                                            ---------------
                                                                                                                    519,556
                                                                                                            ---------------

OIL & GAS EXPLOR PROD & SER                                                  4.3%
     CAD ANDERSON EXPLORATION                                                                *15,000                272,328
     ITL ENTE NAZ IDROC                                                                       33,800                196,022
     FFR TOTAL S.A. `B'                                                                        3,048                469,238
     HKD PETROCHINA CO LTD.                                                                 *950,000                197,434
     LUKOIL HOLDING ADR                                                                        2,900                148,248
     PRECISION DRILLING CORP.                                                                 *7,000                270,375
                                                                                                            ---------------
                                                                                                                  1,553,645
                                                                                                            ---------------

PAPER PRODUCTS                                                               0.5%
     ABITIBI-CONSOLIDATED, INC.                                                               18,800                176,250
                                                                                                            ---------------

22 ACTIVA Mutual Funds Semiannual Report

      The accompanying notes are an integral part of these financial statements.


ACTIVA Schedule of Investments continued
INTERNATIONAL FUND 6/30/00 (Unaudited)


                                                                             % OF          SHARES OR                 MARKET
     SECURITY DESCRIPTION                                             INVESTMENTS          PAR VALUE                  VALUE
     -----------------                                               ------------        -----------        ---------------
PETROLEUM-RETAIL                                                             0.8%
     PETROLEO BRASILEIRO ADR                                                                   9,600                290,030
                                                                                                            ---------------

PHARMACEUTICALS                                                              1.6%
     TEVA PHARMACEUTICAL-ADR                                                                  10,100                559,919
                                                                                                            ---------------

PRINTING & PUBLISHING                                                        0.8%
     NEWS CORP LTD ADR                                                                         5,500                299,750
                                                                                                            ---------------

REAL ESTATE                                                                  0.6%
     YEN MITSUI FUDOSAN                                                                       21,000                228,258
                                                                                                            ---------------

TOBACCO                                                                      1.3%
     ESP ALTADIS SA - A SHARES                                                                30,800                475,050
                                                                                                            ---------------

TRANSPORTATION & SHIPPING                                                    0.7%
     YEN YAMATO TRANSPORT CO.                                                                 10,000                249,051
                                                                                                            ---------------

TELECOMMUNICATIONS                                                          14.7%
     BPS CABLE & WIRELESS                                                                     17,400                294,766
     BPS COLT TELECOM GROUP                                                                   *7,000                232,611
     BPS VODAFONE                                                                             94,972                385,326
     FNM SONERA GROUP PLC                                                                      7,000                320,409
     DAK TELE DANMANK `B'                                                                      5,000                337,953
     ESP TELEFONICA DE ESPANA                                                                *18,000                388,229
     FFR ALCATEL ALSTHOM                                                                       9,300                612,453
     SEK TELIA AB                                                                            *27,000                255,509
     YEN NTT MOBILE COMM                                                                          19                515,399
     HKD PACIFIC CENTURY                                                                     *96,000                189,659
     NOKIA CORP ADR                                                                           13,200                659,175
     YEN NEC CORP.                                                                            10,000                314,740
     YEN NIPPON TELEGRAPH TELE                                                                    29                386,478
     TELE NORTE LESTE ADR                                                                      8,601                203,199
     USD TELEBRAS ADR PFD BLCK                                                                 1,900                184,537
                                                                                                            ---------------
                                                                                                                  5,280,443
                                                                                                            ---------------

TELECOMMUNICATIONS-SRVS AND EQUIP                                            5.7%
     ERICSSON TEL-SP ADR                                                                      38,400                768,000
     SEK EUROPOLITAN HOLDINGS                                                                 12,500                156,059
     NLG KONINKLIJKE KPN NV                                                                    8,200                368,261
     NORTEL NETWORKS CORP.                                                                    11,000                750,750
                                                                                                            ---------------
                                                                                                                  2,043,070
                                                                                                            ---------------

WHOLESALE DISTRIBUTION                                                       0.9%
     YEN SOFTBANK CORP.                                                                        2,300                313,039
                                                                                                            ---------------

TOTAL COMMON STOCKS - 100% (Costs $31,535,737)                                                                   35,999,307
                                                                                                            ===============


*Non-dividend producing as of June 30, 2000

                                        ACTIVA Mutual Funds Semiannual Report 23

The accompanying notes are an integral part of these financial statements.

ACTIVA Statement of Assets and Liabilities

                                        MONEY MARKET      INTERMEDIATE                                        INTERNATIONAL
As of June 30, 2000 (Unaudited)             FUND            BOND FUND       VALUE FUND        GROWTH FUND         FUND
                                        -------------     -------------    -------------     -------------    -------------
ASSETS
Investments at value                     $104,893,888      $163,196,199     $158,471,844       $37,230,530      $35,999,307
Cash                                              987         3,658,686        2,438,654            81,990        1,396,147
Receivables:
     Investments sold                              --                --        4,956,393            60,649          468,656
     Investment income                      1,042,136         1,405,117          257,333            23,542           39,039
     Variation Margin                              --                --            5,050                --               --
Other assets                                   22,284            17,822          125,927            13,179           32,656
Foreign currency holdings                          --                --               --                --           11,766
                                        -------------     -------------    -------------     -------------    -------------
Total Assets                              105,959,295       168,277,824      166,255,201        37,409,890       37,947,571
                                        -------------     -------------    -------------     -------------    -------------

LIABILITIES
Payables:
Investments purchased                              --                --        3,492,304           120,273          334,988
     Income payable                           513,524                --               --                --               --
     Advisory fees                             91,264           138,602          211,681            63,036           79,075
     Transfer agent fees                          362                91           56,646               960              591
     12b-1 fees                                 --               61,763           63,153            13,830           13,955
     Service fees                              39,114            61,763           63,505            13,830           13,955
Accrued expenses                                8,432             9,595           22,263             5,663            7,308
                                        -------------     -------------    -------------     -------------    -------------
Total Liabilities                             652,696           271,814        3,909,552           217,592          449,872
                                        -------------     -------------    -------------     -------------    -------------
NET ASSETS                               $105,306,599      $168,006,010     $162,345,649       $37,192,298      $37,497,699
                                        =============     =============    =============     =============    =============
SHARES OUTSTANDING                        105,308,069        17,041,314       25,004,691         3,260,157        3,021,753
                                        =============     =============    =============     =============    =============

NET ASSET VALUE PER SHARE                       $1.00             $9.86                             $11.41           $12.41

Class A based on net assets of
$161,390,050 and 24,857,382
shares outstanding                                                                 $6.49

Class R based on net assets of
$955,599 and 147,309
shares outstanding                                                                 $6.49

24 ACTIVA Mutual Funds Semiannual Report
      The accompanying notes are an integral part of these financial statements.

ACTIVA Statement of Operations

For the period ended June 30, 2000 (Unaudited)

                                        MONEY MARKET      INTERMEDIATE                                        INTERNATIONAL
                                            FUND            BOND FUND       VALUE FUND        GROWTH FUND         FUND
                                        -------------     -------------    -------------     -------------    -------------

INVESTMENT INCOME
Interest                                   $3,353,384        $5,653,339         $209,271           $39,506          $37,124
Dividends                                          --                --        1,580,218           115,025          200,412
Miscellaneous                                     593             1,216          182,098               159           19,923
                                        -------------     -------------    -------------     -------------    -------------
Total Investment Income                     3,353,977         5,654,555        1,971,587           154,690          257,459
                                        -------------     -------------    -------------     -------------    -------------

EXPENSES
Advisory fees                                 190,071           276,903          413,377           121,786          167,620
12b-1 fees                                        --            122,403          123,399            26,670           29,580
Service fees                                   81,460           122,403          124,014            26,670           29,580
Shareholder report                              2,550             2,550           19,100             2,550            2,550
Fund accounting fees                           25,874            29,110           31,840            19,212           20,560
Audit fees                                      5,528             5,528            5,528             5,528            5,528
Custodian fees                                 10,770            10,010           21,840             6,650            8,992
Insurance                                         899             1,172            1,284               242              313
Legal fees                                      4,832             4,832            5,732             4,832            4,832
Organization expense                               --                --           15,448                --               --
Registration fees                               7,270             1,990           11,008               910              910
Transfer agent fees                               710               172          116,506             1,624            1,001
Transfer agent fees - Class R                      --                --              821                --               --
                                        -------------     -------------    -------------     -------------    -------------
Total Expenses                                329,964           577,073          889,897           216,674          271,466
                                        -------------     -------------    -------------     -------------    -------------

Net Investment Income (Loss)                3,024,013         5,077,482        1,081,690           (61,984)         (14,007)
                                        -------------     -------------    -------------     -------------    -------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Net realized gain (loss) on
        security transactions                      --          (559,605)      (1,008,913)          448,500        2,938,991
     Net realized gain (loss) on
        foreign currency transactions              --                --               --                --         (128,211)
     Net realized gain (loss) on
        futures contracts                          --                --               --                --               --
     Changes in net unrealized
        appreciation or depreciation
        of investments
        and foreign currency                       --            52,193       (4,240,899)         (258,440)      (8,223,705)
                                        -------------     -------------    -------------     -------------     ------------
Net Gain (Loss) on Investments                     --          (507,412)      (5,249,812)          190,060       (5,412,925)
                                        -------------     -------------    -------------     -------------     ------------

NET INCREASE (DECREASE) IN
     NET ASSETS  RESULTING
     FROM OPERATIONS                       $3,024,013        $4,570,070      ($4,168,122)         $128,076      ($5,426,932)
                                        =============     =============    =============     ============     =============

                                        ACTIVA Mutual Funds Semiannual Report 25

The accompanying notes are an integral part of these financial statements.

ACTIVA Statement of Changes in Net Assets

                                                               MONEY MARKET FUND                INTERMEDIATE BOND FUND
                                                       PERIOD ENDED      PERIOD ENDED       PERIOD ENDED      PERIOD ENDED
                                                            6/30/00          12/31/99**          6/30/00          12/31/99*
                                                         (UNAUDITED)         (AUDITED)        (UNAUDITED)         (AUDITED)
                                                       ------------      ------------       ------------      ------------
NET ASSETS FROM OPERATIONS
Net investment income                                    $3,024,013        $2,205,567         $5,077,482        $3,129,045
Net realized gain (loss) on investments                          --            (1,470)          (559,605)         (520,543)
Net increase (decrease) in unrealized
     appreciation                                                --                --             52,193        (1,565,246)
                                                       ------------      ------------       ------------      ------------
Net increase (decrease) in net assets
     resulting  from operations                           3,024,013         2,204,097          4,570,070         1,043,256

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income:
     Class A                                             (3,024,013)       (2,205,567)        (4,751,527)       (3,135,031)
     Class R                                                     --               --                  --                --
Net realized gain from investment transactions:
     Class A                                                     --                --                 --                --
     Class R                                                     --                --                 --                --
                                                       ------------      ------------       ------------      ------------
Total distributions to shareholders                      (3,024,013)       (2,205,567)        (4,751,527)       (3,135,031)

CAPITAL SHARE TRANSACTIONS
Net proceeds from sale of shares:
     Class A                                              7,332,714       385,892,878          1,360,037       161,036,335
     Class R                                                    --                --                 --                 --
Net  asset value of shares issued to shareholders
     in reinvestment of investment income and
     realized gain from security transactions:
     Class A                                              3,076,620         1,640,409          4,751,049         3,135,026
     Class R                                                     --                --                 --                --
Payment for shares redeemed:
     Class A                                            (27,161,452)     (265,473,100)            (2,205)           (1,000)
     Class R                                                     --                --                --                 --
                                                       ------------      ------------       ------------      ------------
Net increase (decrease) in net assets derived
     from capital share transactions                    (16,752,118)      122,060,187          6,108,881       164,170,361
                                                       ------------      ------------       ------------      ------------
Net Increase (Decrease) in Net Assets                   (16,752,118)      122,058,717          5,927,424       162,078,586
Net Assets, beginning of year or period                 122,058,717                --        162,078,586                --
                                                       ------------      ------------       ------------      ------------
Net Assets, end of year or period                      $105,306,599      $122,058,717       $168,006,010      $162,078,586
                                                       ============      ============       ============      ============

NET ASSETS CONSIST OF:
     Capital                                           $105,308,069      $122,060,187       $170,279,243      $164,170,361
     Undistributed net investment
       income (loss)                                             --                --            319,968                --
     Return of capital                                           --                --                 --            (5,986)
     Undistributed net realized gain
       (loss) from investments                               (1,470)           (1,470)        (1,080,148)         (520,543)
     Unrealized appreciation (depreciation) of
       investments and foreign currency                          --                --         (1,513,053)       (1,565,246)
                                                       ------------      ------------       ------------      ------------
                                                       $105,306,599      $122,058,717       $168,006,010      $162,078,586
                                                       ============      ============       ============      ============
TRANSACTIONS IN FUND SHARES
Shares sold:
     Class A                                              7,332,714       385,892,878            138,637        16,103,631
     Class R                                                                       --                 --                --
Reinvested distributions:
     Class A                                              3,076,620         1,640,409            484,486           314,884
     Class R                                                    --                 --                 --                --
Shares redeemed:
     Class A                                            (27,161,452)     (265,473,100)              (224)             (100)
     Class R                                                     --                --                 --                --
                                                       ------------      ------------       ------------      ------------
Net increase (decrease) in fund shares                  (16,752,118)      122,060,187            622,899        16,418,415

Shares outstanding, beginning of
     year or period                                     122,060,187                --         16,418,415                --
                                                       ------------      ------------       ------------      ------------
Shares outstanding, end of year or period               105,308,069       122,060,187         17,041,314        16,418,415
                                                       ============      ============       ============      ============

*    Period from August 30, 1999 (inception) to December 31, 1999

**   Period from August 19, 1999 (inception) to December 31, 1999


26 ACTIVA Mutual Funds Semiannual Report

      The accompanying notes are an integral part of these financial statements.


                                                                  VALUE FUND                         GROWTH FUND
                                                       PERIOD ENDED        YEAR ENDED       PERIOD ENDED      PERIOD ENDED
                                                            6/30/00          12/31/99            6/30/00          12/31/99*
                                                         (UNAUDITED)         (AUDITED)        (UNAUDITED)         (AUDITED)
                                                       ------------      ------------        -----------       -----------
NET ASSETS FROM OPERATIONS
Net investment income                                    $1,081,690        $2,327,973           ($61,984)         ($50,988)
Net realized gain (loss) on investments                  (1,008,913)      (16,305,655)           448,500          (507,647)
Net increase (decrease) in unrealized
     appreciation                                        (4,240,899)       (1,651,637)          (258,440)        4,612,378
                                                       ------------      ------------        -----------       -----------
Net increase (decrease) in net assets
     resulting  from operations                          (4,168,122)      (15,629,319)           128,076         4,053,743

DISTRIBUTIONS TO SHAREHOLDERS Net investment income:
     Class A                                                     --        (2,385,633)                --                --
     Class R                                                     --            (9,561)                --                --
Net realized gain from investment transactions:
     Class A                                                     --                --                 --                --
     Class R                                                     --                --                 --                --
                                                       ------------      ------------        -----------       -----------
Total distributions to shareholders                              --        (2,395,194)                --                --

CAPITAL SHARE TRANSACTIONS
Net proceeds from sale of shares:
     Class A                                             19,344,698        43,711,117          3,763,969        29,440,970
     Class R                                                340,950           761,794                 --                --
Net  asset value of shares issued to shareholders
     in reinvestment of investment income and
     realized gain from security transactions:
     Class A                                                     --         2,333,242                 --                --
     Class R                                                     --             9,566                 --                --
Payment for shares redeemed:
     Class A                                            (32,242,174)      (29,493,812)          (194,160)             (300)
     Class R                                                (71,142)         (111,360)                --                --
                                                       ------------      ------------        -----------       -----------
Net increase (decrease) in net assets derived
     from capital share transactions                    (12,627,668)       17,210,547          3,569,809        29,440,670
                                                       ------------      ------------        -----------       -----------
Net Increase (Decrease) in Net Assets                   (16,795,790)         (813,966)         3,697,885        33,494,413
Net Assets, beginning of year or period                 179,141,439       179,955,405         33,494,413                --
                                                       ------------      ------------        -----------       -----------
Net Assets, end of year or period                      $162,345,649      $179,141,439        $37,192,298       $33,494,413
                                                       ============      ============        ===========       ===========

NET ASSETS CONSIST OF:
     Capital                                           $182,650,398      $195,278,066        $33,010,478       $29,440,670
     Undistributed net investment
       income (loss)                                      1,021,020                --           (112,971)          (50,988)
     Return of capital                                           --           (60,670)                --                --
     Undistributed net realized gain
       (loss) from investments                          (17,892,785)      (16,883,872)           (59,147)         (507,647)
     Unrealized appreciation (depreciation) of
       investments and foreign currency                  (3,432,984)          807,915          4,353,938         4,612,378
                                                       ------------      ------------        -----------       -----------
                                                       $162,345,649      $179,141,439        $37,192,298       $33,494,413
                                                       ============      ============        ===========       ===========
TRANSACTIONS IN FUND SHARES
Shares sold:
     Class A                                              2,905,859        5,644,826             335,442         2,941,753
     Class R                                                 51,433          101,720                  --                --
Reinvested distributions:
     Class A                                                    --           352,454                  --                --
     Class R                                                    --             1,449                  --                --
Shares redeemed:
     Class A                                             (5,027,429)      (4,054,442)            (17,010)              (28)
     Class R                                                (10,854)         (15,356)                 --                --
                                                       ------------      ------------        -----------       -----------
Net increase (decrease) in fund shares                   (2,080,991)        2,030,651            318,432         2,941,725

Shares outstanding, beginning of
     year or period                                      27,085,682        25,055,031          2,941,725                --
                                                       ------------      ------------        -----------       -----------
Shares outstanding, end of year or period                25,004,691       27,085,682           3,260,157         2,941,725
                                                       ============      ============        ===========       ===========


                                                               INTERNATIONAL FUND
                                                       PERIOD ENDED      PERIOD ENDED
                                                            6/30/00          12/31/99*
                                                         (UNAUDITED)         (AUDITED)
                                                        -----------       -----------
NET ASSETS FROM OPERATIONS
Net investment income                                      ($14,007)         ($98,962)
Net realized gain (loss) on investments                   2,810,780          (374,090)
Net increase (decrease) in unrealized
     appreciation                                        (8,223,705)       12,686,197
                                                        -----------       -----------
Net increase (decrease) in net assets
     resulting  from operations                          (5,426,932)       12,213,145

DISTRIBUTIONS TO SHAREHOLDERS Net investment income:
     Class A                                                     --                --
     Class R                                                     --                --
Net realized gain from investment transactions:
     Class A                                                     --                --
     Class R                                                     --                --
                                                        -----------       -----------
Total distributions to shareholders                              --                --

CAPITAL SHARE TRANSACTIONS
Net proceeds from sale of shares:
     Class A                                              1,686,905        29,159,031
     Class R                                                     --                --
Net  asset value of shares issued to shareholders
     in reinvestment of investment income and
     realized gain from security transactions:
     Class A                                                     --                --
     Class R                                                     --                --
Payment for shares redeemed:
     Class A                                               (121,450)          (13,000)
     Class R                                                     --                --
                                                        -----------       -----------
Net increase (decrease) in net assets derived
     from capital share transactions                      1,565,455        29,146,031
                                                        -----------       -----------
Net Increase (Decrease) in Net Assets                    (3,861,477)       41,359,176
Net Assets, beginning of year or period                  41,359,176               --
                                                        -----------       -----------
Net Assets, end of year or period                       $37,497,699       $41,359,176
                                                        ===========       ===========

NET ASSETS CONSIST OF:
     Capital                                            $30,711,484       $29,146,031
     Undistributed net investment
       income (loss)                                       (193,147)          (98,962)
     Return of capital                                           --                --
     Undistributed net realized gain
       (loss) from investments                            2,516,869          (374,090)
     Unrealized appreciation (depreciation) of
       investments and foreign currency                   4,462,493        12,686,197
                                                        -----------       -----------
                                                        $37,497,699       $41,359,176
                                                        ===========       ===========
TRANSACTIONS IN FUND SHARES
Shares sold:
     Class A                                                119,158         2,912,903
     Class R                                                     --                --
Reinvested distributions:
     Class A                                                     --                --
     Class R                                                     --                --
Shares redeemed:
     Class A                                                 (9,339)             (969)
     Class R                                                     --                --
                                                        -----------       -----------
Net increase (decrease) in fund shares                      109,819         2,911,934

Shares outstanding, beginning of
     year or period                                       2,911,934                --
                                                        -----------       -----------
Shares outstanding, end of year or period                 3,021,753         2,911,934
                                                        ===========       ===========

*    Period from August 30, 1999 (inception) to December 31, 1999

**   Period from August 19, 1999 (inception) to December 31, 1999


                                        ACTIVA Mutual Funds Semiannual Report 27

The accompanying notes are an integral part of these financial statements.

ACTIVA Notes to Financial Statements

1. ORGANIZATION

Activa Mutual Fund Trust (Trust) was organized as a Delaware business trust on February 2, 1998. The trust consists of five funds, each open-end management investment companies registered under the Investment Company Act of 1940. The funds are: the Activa Money Market Fund (Money Market Fund), the Activa Intermediate Bond Fund (Intermediate Bond Fund), the Activa Value Fund (Value
Fund), the Activa Growth Fund (Growth Fund) and the Activa International Fund (International Fund) collectively referred to as the Funds. The Value Fund is the successor to Amway Mutual Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

Investment Objectives

The Money Market Fund's investment objective is to seek a high level of current income as is consistent with preservation of capital and liquidity. The Money Market Fund invests in a broad spectrum of high quality U.S. dollar-denominated money market securities, with the average weighted maturity of the securities held not to exceed 90 days.

The Intermediate Bond Fund's investment objective is to seek a high level of current income as is consistent with moderate risk of capital and maintenance of liquidity. The Intermediate Bond Fund invests primarily in investment-grade debt securities, with average maturity of three to ten years.

The Value Fund's investment objective is to maximize long-term capital appreciation, and invests primarily in common stocks of large and medium size U.S. companies which are considered by the investment manager to be undervalued.

The Growth Fund seeks long-term growth of capital, and invests primarily in common stocks believed by the investment manager to have long-term growth potential.

The International Fund seeks maximum long-term capital appreciation. The International Fund invests primarily in common stocks of large and medium size non-U.S. companies which are believed by the investment manager to have potential for above-average growth of earnings.


Classes of Shares

The Value Fund offers two classes of shares (Class A and Class R). The Class R shares are offered to tax-exempt retirement and benefit plans of Amway Corporation and its affiliates, and are not subject to any sales charges or 12b-1 distribution fees. Each share of Class A and Class R represents an equal proportionate interest in the Value Fund and, generally, will have identical voting, dividend, liquidation, and other rights and the same terms and conditions. Each class will have exclusive voting rights with respect to matters affecting only that class. Each class bears different distribution, shareholder servicing and transfer agent expenses. Income, non-class specific expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Security Valuation

Investments in securities listed or admitted to trading on a national securities exchange are valued at their last reported sale price before the time of valuation. If a security is traded only in the over-the-counter market, or if no sales have been reported for a listed security on that day, it is valued at the mean between the current closing bid and ask prices. Short-term securities maturing within 60 days are valued at amortized cost, which approximates fair value. Portfolio debt securities with remaining maturities greater than 60 days are valued by pricing agents approved by the Board of Trustees. Foreign securities are converted to U.S. dollars using exchange rates at the close of the New York Stock Exchange. Securities for which market quotations are not readily available, including any restricted securities (none at June 30, 2000), and other assets of the Funds are valued at fair market value as determined by the Fund's Board of Trustees.

Derivative Transactions

The Funds (except the Money Market Fund) may trade in derivative contracts to hedge portfolio holdings and for investment purposes. Hedging activities are intended to reduce various risks associated with fluctuations in foreign currency exchange rates. When entering into a forward currency contract, the fund agrees to receive or deliver a fixed

28 ACTIVA Mutual Funds Semiannual Report

ACTIVA Notes to Financial Statements continued


quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The fund's net equity in the contracts is included as unrealized gains or losses in the statement of assets and liabilities. This unrealized gain or loss is the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The current year change in unrealized gains and losses and realized gains and losses are included in the statement of operations.

Security Transactions

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Original issue discounts are accreted and premium is amortized on debt securities to interest income over the life of a security with a corresponding adjustment in the cost basis. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are reported on a specific identification basis. Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend date.

Foreign Currency Translation

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

Net realized gains and losses from foreign currency and investment transactions disclosed in the Statement of Operations consist of net gains and losses on disposition of foreign currency, currency gains and losses realized between trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the amount actually received in U.S. dollars. Net unrealized foreign exchange gains and losses arise from changes in fair values of assets and liabilities other than investments in securities at period end, resulting from changes in exchange rates. The effects of foreign currency exchange rates on foreign securities held are included in net realized and unrealized gain or loss on investments.

Futures Contracts

The Funds may use futures contracts to manage its exposure to the stock and bond markets. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown at the end of the schedule of investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Reorganization Costs

Reorganization costs incurred prior to June 30, 1998 in connection with the reorganization of Amway Mutual Fund and the issuance of Class R shares are being amortized over a period of 60 months using the straight-line method in the Value Fund.

Federal Income Taxes

It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from substantially all federal income taxes.

Dividend Distributions

The Money Market Fund and Intermediate Bond Fund declare dividends daily and monthly respectively, and distribute dividends monthly, and capital gains (if any) are distributed annually. The Value Fund, Growth Fund and International Fund declare and distribute dividends and capital gains (if any) annually.

                                        ACTIVA Mutual Funds Semiannual Report 29

ACTIVA Notes to Financial Statements continued


Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The funds have entered into investment advisory agreements with Activa Asset Management LLC (the Adviser), effective June 11, 1999. The funds employ the investment adviser to provide investment advice and manage on a regular basis the investment portfolios for the funds. Except when otherwise specifically directed by the Funds, the Investment Adviser will make investment decisions on behalf of the Funds and place all orders for the purchase and sale of portfolio securities for the Funds' accounts. The Adviser shall be permitted to enter into an agreement with another advisory organization (sub-adviser), whereby the sub-adviser will provide all or part of the investment advice and services required to manage the Funds' investment portfolios as provided for in these agreements. In return for these services, the Funds pay the adviser an annual rate as follows:

FUND                 % OF AVERAGE NET ASSETS
Money Market         .35% until assets total $500 million; when assets reach
                     $500 million, .35% on first $100 million; .325% on next
                     $100 million; .30% on assets in excess of $200 million

Intermediate Bond    .40% on first $50 million; .32% on next $100 million;
                     .24% on assets in excess of $150 million

Value .50% on first $350 million; .45% on assets in excess of $350 million; the minimum annual fee shall be $350,000

Growth               .70% on first $25 million; .65% on next $25 million;
                     .60% on assets in excess of $50 million

International        .85% on first $50 million; .75% on assets in excess
                     of $50 million

As permitted by the above agreements, the Adviser has retained the following sub-advisers:

FUND                 SUB-ADVISER
Money Market         JP Morgan Investment Management, Inc.

Intermediate Bond    Van Kampen Management, Inc.

Value                Wellington Management Company, LLP*

Growth               State Street Research & Management Company

International        Nicholas-Applegate Capital Management

*Wellington Management Company, LLP became sub-adviser for the Value Fund effective December 30, 1999. Prior to that agreement, sub-advisory services were provided by Ark Asset Management Co., Inc.


Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Value Fund, Intermediate Bond Fund, Growth Fund and International Fund have entered into a Plan and Agreement of Distribution with Activa Asset Management LLC. Under the terms of the agreement, Activa Asset Management LLC provides services in connection with distributing the Funds' shares (except the Money Market Fund and Value Fund Class R). For these services rendered, the Funds compensate Activa Asset Management LLC monthly at a maximum annual rate of .25 of 1% of the average net assets of the Fund. For the year or period ended June 30, 2000 the Board of Trustees approved an annual rate of .15 of 1%.

The Funds have a transfer agency and dividend disbursing agency agreement with Activa Asset Management LLC. Under these agreements, Activa Asset Management LLC is the agent for transfer of the Funds' shares and disbursement of the Funds' distributions. For these services, The Money Market, Intermediate Bond, Value (Class A), Growth and International Funds pay a monthly fee based upon $1.167 per account in existence during the month. The transfer agent is compensated by the Value Fund (Class R) at a monthly rate of 1/12 of .20% (.20% annually) of average net assets.

30 ACTIVA Mutual Funds Semiannual Report

ACTIVA Notes to Financial Statements continued


On June 11, 1999 the Trust entered into an administrative agreement with Activa Asset Management LLC. Under the terms of the agreement Activa Asset Management LLC will act as administrator for the Funds. As administrator of the Funds, Activa Asset Management LLC will furnish office space and office facilities, equipment and personnel, pay the fees of all Trustees of the Trust, as well as providing services relating to compliance, tax and financial service requirements. For these services, the administrator will be compensated quarterly by each fund at an annual rate of .15% of average daily net assets.

On July 9, 1999 the Trust entered into a Fund Accounting Agreement with Bisys Fund Services Ohio, Inc. (Fund Accountant). As stated in the agreement, the Fund Accountant is responsible for the maintenance of books and records, performance of daily accounting services, providing the Funds' management with monthly financial statements and certain information necessary for meeting compliance requirements. The Fund Accountant is compensated by each fund based upon an annual fee of $35,000 for assets up to $100 million; $50,000 for assets between $100 million and $1 billion; and $75,000 for assets in excess of $1 billion. In addition, each fund will pay the Fund Accountant an annual fee of $2,500 for portfolio accounting reports provided to investment adviser personnel through internet access.

Prior to June 11, 1999 the Value Fund had substantially the same agreements for all of the above services provided by Amway Management Company, the former Adviser, Transfer Agent, Distributor and Underwriter.


4. INVESTMENT TRANSACTIONS

At June 30, 2000, the cost of investments owned by the Value Fund was $162,813,861 for federal income tax purposes. Aggregate gross unrealized appreciation on securities in which there was an excess of market value over tax cost was $10,093,248. Aggregate gross unrealized depreciation on securities in which there was an excess of tax cost over market value was $13,701,254. Net unrealized depreciation for tax purposes was $3,608,006, at June 30, 2000.

The unrealized appreciation (depreciation) at June 30, 2000 based upon cost of both long-term and short-term securities for the funds that have elected an October 31st year-end for federal income tax purposes were as follows:

                                                      Net     Cost for
                       Gross         Gross     unrealized      federal
                  unrealized    unrealized   appreciation   income tax
Fund            appreciation  depreciation  (depreciation)    purposes
----            ------------  ------------  -------------   ----------

Money Market             N/A          N/A            N/A   104,773,932
Intermediate
  Bond               390,977    1,904,030     (1,513,053)  164,558,273
Growth             5,514,664    1,171,533      4,343,131    32,887,399
International      5,898,172    1,438,709      4,459,463    31,539,844

5. RELATED PARTY TRANSACTION

A certain class of Independent Business Owners of Amway Corporation and Amway Canada, Ltd. (Corporations) received from each corporation part of its Emerald profit-sharing bonus in common stock shares of the Value Fund. On January 13, 2000, the Corporations purchased 336,807 Value Fund shares valued at $2,222,925 (based upon the net asset value of $6.60 per share) and transferred the shares to these Independent Business Owners.

                                        ACTIVA Mutual Funds Semiannual Report 31

Activa Financial Highlights
                                                                    MONEY MARKET FUND               INTERMEDIATE BOND FUND
                                                                 PERIOD           PERIOD            PERIOD              PERIOD
                                                                  ENDED            ENDED             ENDED               ENDED
                                                                6/30/00         12/31/99**         6/30/00            12/31/99*
Per share outstanding for each period                        (UNAUDITED)        (AUDITED)       (UNAUDITED)           (AUDITED)
                                                             ----------       ----------        ----------          ----------
Net Asset Value, Beginning of Period                               1.00             1.00              9.87               10.00
Income from investment operations:
   Net investment income (loss)                                    0.03             0.02              0.30                0.19
   Net realized and unrealized gains (losses)
     on securities                                                   --               --             (0.03)              (0.13)
                                                             ----------       ----------        ----------          ----------
Total from investment operations                                   0.03             0.02              0.27                0.06
Less Distributions:
   Dividends from net investment income                            0.03             0.02              0.28                0.19
   Dividends in excess of net investment income                      --               --                --                  --
   Distributions from capital gains                                  --               --                --                  --
                                                             ----------       ----------        ----------          ----------
Total Distributions                                                0.03             0.02              0.28                0.19
                                                             ----------       ----------        ----------          ----------
Net Asset Value, End of Period                                     1.00             1.00              9.86                9.87
Total Return ****                                                 2.81%            1.83%             2.83%               0.63%
RATIOS AND SUPPLEMENTAL DATA
Net assets, End of Period                                   105,306,599      122,058,717       168,006,010         162,078,586
Ratio of expenses to average net assets*****                       0.3%             0.6%              0.4%                0.7%
Ratio of net income (loss) to average net assets                   2.8%             5.4%              3.1%                5.7%
Portfolio turnover rate                                             N/A              N/A             16.9%               64.6%
Average commission rate paid per share for
  portfolio transactions                                            N/A              N/A               N/A                 N/A


32 ACTIVA Mutual Funds Semiannual Report

Activa Financial Highlights
                                                              VALUE FUND - CLASS A            VALUE FUND - CLASS R
                                                                 PERIOD            YEAR         PERIOD           YEAR
                                                                  ENDED           ENDED          ENDED          ENDED
                                                                6/30/00        12/31/99***     6/30/00       12/31/99***
Per share outstanding for each period                        (UNAUDITED)       (AUDITED)    (UNAUDITED)      (AUDITED)
                                                             ----------      ----------     ----------     ----------
Net Asset Value, Beginning of Period                               6.61            7.18           6.60           7.16
Income from investment operations:
   Net investment income (loss)                                    0.04            0.09           0.04           0.10
   Net realized and unrealized gains (losses)
     on securities                                                (0.16)          (0.57)         (0.15)         (0.56)
                                                             ----------      ----------     ----------        -------
Total from investment operations                                  (0.12)          (0.48)         (0.11)         (0.46)
Less Distributions:
   Dividends from net investment income                              --            0.09             --           0.10
   Dividends in excess of net investment income                      --              --             --             --
   Distributions from capital gains                                  --              --             --             --
                                                             ----------      ----------     ----------        -------
Total Distributions                                                  --            0.09             --           0.10
                                                             ----------      ----------     ----------        -------
Net Asset Value, End of Period                                     6.49            6.61           6.49           6.60
Total Return ****                                                -1.82%          -6.70%         -1.67%         -6.43%
RATIOS AND SUPPLEMENTAL DATA
Net assets, End of Period                                   161,390,050     178,437,477        955,599        703,962
Ratio of expenses to average net assets*****                       0.5%            1.1%           0.5%           1.1%
Ratio of net income (loss) to average net assets                   0.6%            1.2%           0.7%           1.3%
Portfolio turnover rate                                           63.9%          144.5%          63.9%         144.5%
Average commission rate paid per share for
  portfolio transactions                                         0.0378          0.0481         0.0378         0.0481




Activa Financial Highlights
                                                                      GROWTH FUND               INTERNATIONAL FUND
                                                                 PERIOD         PERIOD         PERIOD           PERIOD
                                                                  ENDED          ENDED          ENDED            ENDED
                                                                6/30/00       12/31/99*       6/30/00         12/31/99*
Per share outstanding for each period                        (UNAUDITED)      (AUDITED)    (UNAUDITED)        (AUDITED)
                                                             ----------     ----------     ----------       ----------
Net Asset Value, Beginning of Period                              11.39          10.00          14.20            10.00
Income from investment operations:
   Net investment income (loss)                                   (0.02)         (0.02)         (0.01)           (0.03)
   Net realized and unrealized gains (losses)
     on securities                                                 0.04           1.41          (1.78)            4.23
                                                                -------     ----------     ----------       ----------
Total from investment operations                                   0.02           1.39          (1.79)            4.20
Less Distributions:
   Dividends from net investment income                              --             --             --               --
   Dividends in excess of net investment income                      --             --             --               --
   Distributions from capital gains                                  --             --             --               --
                                                                -------     ----------     ----------       ----------
Total Distributions                                                  --             --             --               --
                                                                -------     ----------     ----------       ----------
Net Asset Value, End of Period                                    11.41          11.39          12.41            14.20
Total Return ****                                                 0.18%         13.80%        -12.61%           42.00%
RATIOS AND SUPPLEMENTAL DATA
Net assets, End of Period                                    37,192,298     33,494,414     37,497,699       41,359,176
Ratio of expenses to average net assets*****                       0.6%           1.3%           0.7%             1.4%
Ratio of net income (loss) to average net assets                  -0.2%          -0.5%           0.0%            -0.9%
Portfolio turnover rate                                           40.4%          32.1%         101.0%            87.6%
Average commission rate paid per share for
  portfolio transactions                                         0.0296         0.0332         0.0251           0.0258


*     Period from August 30, 1999 (inception) to December 31, 1999

**    Period from August 19, 1999 (inception) to December 31, 1999

*** Effective December 30, 1999, Wellington Management Company, LLP entered into a Sub-Advisory Agreement with the Fund.

**** The period ended June 30, 2000 is not annualized but an aggregate total return for the period.

***** 1999 ratio includes a one time organization expense.

                                        ACTIVA Mutual Funds Semiannual Report 33

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Activa Mutual Funds
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